Condensed Financial Information of the Parent Company (Details) (Parenthetical) - $ / shares	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	Unlimited	Unlimited
Common stock, shares issued	38,667,707	22,706,701
Common stock, shares outstanding	34,667,707	22,706,701
Parent Company [Member]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	Unlimited	Unlimited
Common stock, shares issued	38,667,707	22,706,701
Common stock, shares outstanding	34,667,707	22,706,701